NET REVENUES - Summary of Net Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 6,676,668	€ 5,970,146	€ 5,095,254
Cars and spare parts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	5,727,688	5,119,181	4,321,120
Sponsorship, commercial and brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	669,776	571,759	498,861
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 279,204	279,206	275,273
Engines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues		€ 126,748	€ 155,342